Leases - As Lessee (Details) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2019 MXN ($)	Oct. 31, 2008 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption impacts	$ 213,342
Equipment reclassifications, net	18,475
Beginning Balance	0			$ 0
Additions to right-of-use assets				16,240
Right f use assets, Gross				248,057
Depreciation of the year				(37,269)
Ending Balance	231,817		$ 11,169	210,788
Operating lease commitments by lessee				220,860
Cash outflow for leases				57,061
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Ending Balance	213,342
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption impacts	213,342
Additions to right-of-use assets				10,732
Right f use assets, Gross				224,074
Depreciation of the year				(30,803)
Ending Balance	213,342			193,271
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Equipment reclassifications, net	18,475
Additions to right-of-use assets				5,508
Right f use assets, Gross				23,983
Depreciation of the year				(6,466)
Ending Balance	$ 18,475			17,517
Less than 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease commitments by lessee				72,320
Greater than 1 year and less than 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease commitments by lessee				73,975
Greater than 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases				$ 74,565
Mexico City International Airport
Disclosure of quantitative information about right-of-use assets [line items]
Term of contract		20 years
Minimum guaranteed income		$ 28,927
Royalty of hotel revenue (as a percent)		18.00%
Minimum rent		$ 14,976
Minimum annual rent increase (as a percent)		3.00%